American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
April 30, 2022

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.1%
Focused Dynamic Growth Fund G Class	942,602	41,945,771
Focused Large Cap Value Fund G Class	13,079,085	130,790,849
Growth Fund G Class	1,711,516	73,714,998
Heritage Fund G Class	2,834,548	62,983,648
Mid Cap Value Fund G Class	5,020,336	83,437,984
NT Disciplined Growth Fund G Class	432,739	5,686,190
NT Equity Growth Fund G Class	5,200,262	52,002,616
Small Cap Growth Fund G Class	842,129	15,933,076
Small Cap Value Fund G Class	1,641,874	16,221,715
Sustainable Equity Fund G Class	2,318,504	95,197,778
		577,914,625
International Equity Funds — 23.6%
Emerging Markets Fund G Class	5,448,519	60,696,502
Global Real Estate Fund G Class	1,949,101	27,073,011
International Growth Fund G Class	6,066,699	69,039,029
International Small-Mid Cap Fund G Class	2,520,197	25,151,568
International Value Fund G Class	5,031,177	38,236,945
Non-U.S. Intrinsic Value Fund G Class	4,124,678	36,668,385
		256,865,440
Domestic Fixed Income Funds — 17.0%
Inflation-Adjusted Bond Fund G Class	2,067,101	25,342,656
NT Diversified Bond Fund G Class	12,684,633	127,987,952
NT High Income Fund G Class	3,500,533	31,504,794
		184,835,402
International Fixed Income Funds — 6.3%
Emerging Markets Debt Fund G Class	2,019,723	18,217,901
Global Bond Fund G Class	5,334,055	50,513,499
		68,731,400
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,007,603,895)		1,088,346,867
OTHER ASSETS AND LIABILITIES†		(682)
TOTAL NET ASSETS — 100.0%		$1,088,346,185

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$56,212	$7,588	$4,199	$(17,655)	$41,946	943	$1,810	$1,206
Focused Large Cap Value Fund(3)	156,222	38,762	36,495	(27,698)	130,791	13,079	293	31,569
Growth Fund(3)	93,107	16,833	14,319	(21,906)	73,715	1,712	2,556	8,144
Heritage Fund(3)	80,512	20,592	11,259	(26,861)	62,984	2,835	(178)	7,720
Mid Cap Value Fund(3)	98,677	22,190	22,354	(15,075)	83,438	5,020	680	18,599
NT Disciplined Growth Fund	5,691	1,666	—	(1,671)	5,686	433	—	840
NT Equity Growth Fund	64,313	13,122	9,080	(16,352)	52,003	5,200	811	11,582
Small Cap Growth Fund	19,647	4,176	874	(7,016)	15,933	842	29	3,249
Small Cap Value Fund	20,006	2,127	3,126	(2,785)	16,222	1,642	488	1,574
Sustainable Equity Fund	118,940	6,532	15,669	(14,605)	95,198	2,319	4,143	3,682
Emerging Markets Fund(3)	73,486	17,139	6,347	(23,582)	60,696	5,449	(644)	6,220
Global Real Estate Fund(3)	31,185	7,078	4,962	(6,228)	27,073	1,949	406	6,336
International Growth Fund(3)	84,888	16,402	7,004	(25,247)	69,039	6,067	531	8,686
International Small-Mid Cap Fund(4)	32,184	7,545	1,360	(13,218)	25,151	2,520	843	5,906
International Value Fund(3)	45,546	8,194	6,504	(8,999)	38,237	5,031	(359)	5,213
Non-U.S. Intrinsic Value Fund	44,287	5,778	7,957	(5,440)	36,668	4,125	(69)	2,436
Inflation-Adjusted Bond Fund	29,101	1,351	3,339	(1,770)	25,343	2,067	(19)	1,010
NT Diversified Bond Fund	145,192	23,606	25,275	(15,535)	127,988	12,685	(877)	2,620
NT High Income Fund	35,617	2,913	3,348	(3,677)	31,505	3,501	(176)	1,881
Emerging Markets Debt Fund	21,138	1,978	1,774	(3,124)	18,218	2,020	(148)	671
Global Bond Fund	58,001	4,822	6,033	(6,277)	50,513	5,334	(266)	1,895
	$1,313,952	$230,394	$191,278	$(264,721)	$1,088,347	84,773	$9,854	$131,039
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.